Inventories	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Inventories
11.	INVENTORIES

	December 31
	2018	2019
	NT$	NT$	US$ (Note 4)

Finished goods	$7,680,083	$7,174,716	$239,877
Work in process	3,195,478	2,952,182	98,702
Raw materials	23,250,801	20,996,346	701,984
Supplies	1,892,194	2,229,576	74,543
Raw materials and supplies in transit	608,895	530,930	17,751

	$36,627,451	$33,883,750	$1,132,857

The cost of inventories recognized as operating costs for the years ended December 31, 2017, 2018 and 2019 were NT$237,193,286 thousand, NT$309,020,850 thousand and NT$347,877,603 thousand (US$11,630,813 thousand), respectively, which included write-downs of inventories at NT$398,824 thousand, NT$980,927 thousand and NT$452,134 thousand (US$15,117 thousand), respectively.